Balance Sheet Components - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Balance Sheet Components [Line Items]
Depreciation and amortization	$ 1,198,000	$ 538,000	$ 1,354,000	$ 743,000	$ 335,000
IPO
Schedule Of Balance Sheet Components [Line Items]
Other offering expenses	$ 4,000,000